UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY EQUITY FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each
investment category to total net assets	Quantity	Market Value

COMMON STOCKS (93.5%)

CAPITAL GOODS (6.3%)
Goodrich Corp.	5,000	$191,450
Honeywell International Inc.	5,500	204,655
		396,105

CONGLOMERATES (7.1%)
General Electric	7,500	270,450
3M Co.	2,000	171,380
		441,830

ENERGY (12.2%)
Anandarko Petroleum	2,500	190,250
Apache Corp	5,000	306,150
ConocoPhillips	2,500	269,600
		766,000

FINANCIAL (26.0%)
American Express Company	5,000	256,850
Citigroup Inc	5,000	224,700
MBNA Corp	10,000	245,500
Merrill Lynch	4,500	254,700
US Bancorp Del Com	7,000	201,740
Wachovia Corp.	4,500	229,095
Wells Fargo & Co.	3,500	209,300
		1,621,885

HEALTHCARE (10.7%)
Boston Scientific Corp.	7,000	205,030
Johnson & Johnson	3,000	201,480
Pfizer Inc.	10,000	262,700
		669,210

SERVICES (11.5%)
Alltel Corp.	4,000	219,400
*Comcast Corp. New Cl. A	7,000	233,800
*Time Warner Inc.	15,000	263,250
		716,450

TECHNOLOGY (19.7%)
*Cisco Systems, Inc.	10,000	178,900
Hewlett-Packard	15,000	329,100
Intel Corp	10,000	232,300
L-3 Communications	3,500	248,570
Microsoft Corp.	10,000	241,700
		1,230,570

TOTAL COMMON STOCKS (COST: $5,190,005)		$5,842,050

CORPORATE BOND EQUIVALENT (3.6%)
Travelers PPTY Cas. Corp.	10,000	221,200
TOTAL CORPORATE BOND EQUIVALENT (COST: $225,125)		$221,200

TOTAL INVESTMENTS IN SECURITIES (COST:$5,415,130)		$6,063,250

OTHER ASSETS LESS LIABILITIES		182,832

NET ASSETS		$6,246,082

*Non-income producing

Integrity Value Fund

Schedule of Investments March 31, 2005

Name of Issuer
Percentages represent the market value of each investment
category to total net assets	Quantity	Market Value
Common Stocks (93.0%)

BANKS (3.7%)
J.P. Morgan Chase & Co.	8,000	$276,800
		276,800
BASIC MATERIALS (2.7%)
Steel Dynamics Inc.	6,000	206,700
		206,700
BIOTECHNOLOGY & DRUGS (5.7%)
*Angiotech Pharmaceuticals, Inc.	19,000	291,650
*QLT Inc.	11,000	141,460
		433,110
COMPUTER SERVICES (8.5%)
*Hyperion Solutions	6,000	264,660
Intel Corp	9,000	209,070
*Netease.com Inc. ADR	3,500	168,735
		642,465
DRUGS AND PHARMACEUTICALS (22.0%)
*Andrx Group	16,000	362,720
*Eon Labs Inc.	7,000	211,680
*Kos Pharmaceuticals, Inc.	6,000	250,080
Merck & Co	8,000	258,960
Pfizer Inc.	9,000	236,430
Shire Pharmaceutical ADR	10,000	342,800
		1,662,670
ENGINEERING (3.4%)
*Hovnanian Enterprises	5,000	255,000
		255,000
FINANCIAL (8.9%)
*E Trade Group Inc. (Etrade)	20,000	240,000
Merrill Lynch	4,000	226,400
Wachovia Corp.	4,000	203,640
		670,040
HEALTHCARE (3.0%)
*Genzyme Corp.	4,000	228,960
		228,960
INSURANCE (10.8%)
Berkley (W.R.)	4,500	223,200
St. Paul Travelers	8,000	293,840
Everest Reinsurance Group Ltd.	3,500	297,885
		814,925
MACHINERY & EQUIPMENT (2.4%)
Caterpillar Inc.	2,000	182,880
		182,880
MEDICAL EQUIPMENT (3.1%)
*Boston Scientific Corp.	8,000	234,320
		234,320
OIL AND GAS OPERATIONS (5.7%)
ConocoPhillips	2,000	215,680
*Maverick Tube	6,500	211,315
		426,995
SEMICONDUCTORS (7.3%)
*Lam Research Corp	12,000	346,320
Texas Instruments	8,000	203,920
		550,240
SOFTWARE AND PROGRAMMING (3.7%)
*Per-Se Technologies	18,000	276,300
		276,300
TRANSPORTATION (2.1%)
*Old Dominion	5,000	155,750
		155,750

TOTAL COMMON STOCKS (COST:$6,658,676)		$7,017,155

REPURCHASE AGREEMENTS (3.4%)	Shares
Wells Fargo Repurchase Agreement (COST: $253,182)	253,182	$253,182

SHORT-TERM SECURITIES (4.9%)
Wells Fargo Cash Investment Money Market	241,000	$241,000
Wells Fargo Treasury Plus Money Market	128,490	128,490
TOTAL SHORT-TERM SECURITIES (COST: $369,490)		369,490

TOTAL INVESTMENTS IN SECURITIES (COST:$7,281,348)		$7,639,827
OTHER ASSETS LESS LIABILITIES		(92,192)
NET ASSETS		$7,547,635

ADR - American Depository Receipt

*Non-income producing

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (92.9%)

Basic Materials (2.3%)
Steel Dynamics Inc.	12,000	$413,400
		413,400

Biotechnology & Drugs (5.0%)
*Angiotech Pharmaceuticals, Inc.	38,000	583,300
*QLT Inc.	25,000	321,500
		904,800

Chemicals (1.5%)
Agrium	14,500	264,625
		264,625
Computer Hardware (9.0%)
*ATI Technologies Inc	30,000	517,800
*Hyperion Solutions	16,000	705,760
*ManTech International	18,000	415,260
		1,638,820

Computer Networking (1.6%)
*Cerner Corp	5,500	288,805
		288,805

Computer Services (2.1%)
*Netease.com Inc. ADR	8,000	385,680
		385,680

Diversified Electronic (3.4%)
*Anixter International Inc	17,000	614,550
		614,550

Drugs and Pharmaceuticals (16.4%)
*Andrx Group	45,000	1,020,150
*Eon Labs Inc.	17,000	514,080
*Kos Pharmaceuticals, Inc.	23,000	958,640
Shire Pharmaceutical ADR	14,000	479,920
		2,972,790

Engineering (2.0%)
*Hovnanian Enterprises	7,000	357,000
		357,000

Financial (4.1%)
*Dime Bancorp Warrants	20,400	2,448
*E Trade Group Inc. (Etrade)	62,000	744,000
		746,448

Healthcare (8.7%)
*Amsurg Corporation	20,000	506,000
*Express Scripts	3,500	305,165
*Renal Care Group	11,950	453,383
*Waters Corp	8,880	317,815
		1,582,363

Hospitals (3.6%)
*Community Health Systems	12,300	429,393
*Lifepoint Hospitals Inc	5,000	219,200
		648,593

Insurance (5.3%)
Berkley (W.R.)	9,000	446,400
Everest Reinsurance Group Ltd.	6,000	510,660
		957,060

Oil And Gas Operations (8.8%)
*Maverick Tube	10,500	341,355
*Newfield Exploration	4,900	363,874
*Precision Drilling	12,000	895,920
		1,601,149

Semiconductor (3.8%)
*Lam Research Corp	24,000	692,640
		692,640

Software And Programming (3.8%)
*Per-Se Technologies	45,000	690,750
		690,750

Telecommunications (3.3%)
Turkcell ADR	35,391	604,478
		604,478

Transportation (8.2%)
Arkansas Best	10,500	396,690
Hunt (JB) Transport	7,500	328,275
*Old Dominion	9,750	303,713
*Yellow Roadway Corp.	8,000	468,320
		1,496,998

TOTAL COMMON STOCKS (COST: $13,975,172)		$16,860,949

REPURCHASE AGREEMENTS (3.3%)	Shares
Wells Fargo Repurchase Agreement (COST: $607,637)	607,637	607,637

SHORT-TERM SECURITIES (4.5%)
Wells Fargo Cash Investment Money Market (COST: $820,220)	820,220	$820,220

TOTAL INVESTMENTS IN SECURITIES (COST: $15,403,029)		18,288,806

OTHER ASSETS LESS LIABILITIES		$(136,499)

NET ASSETS		$18,152,307

*Non-income producting
ADR - American Depository Receipt

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (92.1%)

BIOTECHNOLOGY & DRUGS (5.9%)
*Angiotech Pharmaceuticals, Inc.	29,000	$445,150
*QLT Inc.	15,000	192,900
		638,050
COMPUTER HARDWARE (3.2%)
*Hyperion Solutions	8,000	352,880
		352,880
DRUGS AND PHARMACEUTICALS (45.2%)
*Amgen, Inc.	6,500	378,365
*Andrx Group	28,000	634,760
*Caremark RX, Inc	9,400	373,932
*Collagenex Pharm K	15,600	72,852
*Eon Labs Inc.	8,000	241,920
*King Pharmaceutical, Inc	50,000	415,500
*Kos Pharmaceuticals, Inc.	12,000	500,160
Merck & Co	17,000	550,290
Omnicare, Inc	17,500	620,375
Pfizer Inc.	18,000	472,860
Shire Pharmaceutical ADR	19,000	651,320
		4,912,334
HEALTHCARE (18.9%)
*Accredo Health	10,900	484,069
*Express Scripts	6,400	558,016
*Genzyme Corp.	8,500	486,540
Quest Diagnostics Inc	5,000	525,650
		2,054,275
HOSPITALS (7.2%)
*Community Health Systems	10,000	349,100
*Lifepoint Hospitals Inc	10,000	438,400
		787,500
INSURANCE (4.0%)
*WellPoint Inc.	3,500	438,725
		438,725
MEDICAL EQUIPMENT (4.9%)
*Boston Scientific Corp.	18,000	527,220
		527,220
SOFTWARE AND PROGRAMING (2.8%)
*Per-Se Technologies	20,000	307,000
		307,000

TOTAL COMMON STOCKS (COST: $8,975,885)		$10,017,984

REPURCHASE AGREEMENT (3.7%)	Shares
Wells Fargo Repurchase Agreement (COST: $405,069)	405,069	$405,069

SHORT-TERM SECURITIES (4.9%)
Wells Fargo Cash Investment Money Market	347,000	$347,000
Wells Fargo Treasury Plus Money Market	185,166	185,166
TOTAL SHORT-TERM SECURITIES (COST: $532,166)		$532,166

TOTAL INVESTMENTS IN SECURITIES (COST: $9,913,120)		$10,955,219
OTHER ASSETS LESS LIABILITIES		(73,632)

NET ASSETS		$10,881,587

ADR - American Depository Receipt
* Non-income producing

INTEGRITY TECHNOLOGY FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (92.4%)

Biotechnology & Drugs (4.8%)
*Angiotech Pharmaceuticals, Inc.	19,000	$291,650
*QLT Inc.	15,000	192,900
		484,550

Business Service (4.6%)
*Labor Ready Inc.	25,000	466,250
		466,250

Communications Equipment (1.5%)
L-3 Communications	2,100	149,142
		149,142

Computer Hardware (19.9%)
*ATI Technologies Inc	15,000	258,900
Auto Desk	16,000	476,160
*Hyperion Solutions	7,500	330,825
Infosys Technologies ADR	5,000	368,650
Intel Corp	16,000	371,680
*Symantec Corp	10,280	219,272
		2,025,487

Computer Services (1.9%)
*CACI Intl	3,500	193,305
		193,305

Diversified Electronic (4.9%)
*Anixter International Inc	6,000	216,900
*Benchmark Electronic	9,015	286,948
		503,848

Drugs and Pharmaceuticals (18.3%)
*Andrx Group	16,000	362,720
*Eon Labs Inc.	8,000	241,920
*Kos Pharmaceuticals, Inc.	8,000	333,440
Merck & Co	9,000	291,330
Pfizer Inc.	11,000	288,970
Shire Pharmaceutical ADR	10,000	342,800
		1,861,180

Entertainment (0.0%)
*Champion Auto Racing	18,890	2,739
		2,739

Financial (3.5%)
*E-Trade Financial Corp.	30,000	360,000
		360,000

Healthcare (2.2%)
*Genzyme Corp.	4,000	228,960
		228,960

Medical Equipment (2.3%)
*Boston Scientific Corp.	8,000	234,320
		234,320

Semiconductor (7.2%)
*Lam Research Corp	12,000	346,320
Texas Instruments	15,000	382,350
		728,670

Software And Programming (4.5%)
*Per-Se Technologies	30,000	460,500
		460,500

Telecommunications (16.8%)
America Movil SA	4,500	232,200
*Covad Communications Group Inc.	667	800
Harris Corp	13,800	450,570
*j2 Global Communications	8,200	281,342
*Trimble Navigation	5,595	189,167
Turkcell ADR	33,000	563,640
		1,717,719

TOTAL COMMON STOCKS (COST: $7,474,260)		$9,416,670

REPURCHASE AGREEMENTS (3.0%)	Matured Amount
Wells Fargo Repurchase Agreement (COST: $303,802)	303,802	$303,802
2.25%, Dated 3/2/05, Due 4/6/05, Collateralized by U.S. Treasury Obligations

SHORT-TERM SECURITIES (4.9%)	Shares
Wells Fargo Cash Investment Money Market	329,000	$329,000
Wells Fargo Treasury Plus Money Market	168,742	168,742
TOTAL SHORT-TERM SECURITIES (COST:$497,742)		$497,742

TOTAL INVESTMENTS IN SECURITIES (COST: $8,275,804)		10,218,214

OTHER ASSETS LESS LIABILITIES		(29,247)

NET ASSETS		$10,188,967

ADR - American Depository Receipt

*Non-income producing

INTEGRITY INCOME FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

INVESTMENT SECURITIES:
U.S. GOVERNMENT NOTES (34.2%)
U.S. Treasury Note	6.125%	8/15/2007	$35,000	$36,795
U.S. Treasury Note	5.500	2/15/2008	40,000	41,705
U.S. Treasury Note	5.625	5/15/2008	50,000	52,404
U.S. Treasury Note	4.750	11/15/2008	30,000	30,720
U.S. Treasury Note	5.875	11/15/2005	50,000	50,801
U.S. Treasury Note	5.625	2/15/2006	25,000	25,489
U.S. Treasury Note	7.000	7/15/2006	30,000	31,268
TOTAL U.S. GOVERNMENT NOTES (COST: $259,908)				$269,182

CORPORATE BONDS (43.9%)
Consumer Goods (7.1%)
Multimedia
Walt Disney Company	5.800	10/27/2008	25,000	$25,861
				$25,861
Photography
Eastman Kodak	7.250	6/15/2005	30,000	$30,194
				$30,194
Finance (27.8%)
Banking
Citicorp	6.750	8/15/2005	30,000	$30,371
Morgan JP & Co. Inc. Series A	6.000	1/15/2009	25,000	26,142
				$56,513
Financial Services
CIT Group, Inc.	4.150	2/15/2007	25,000	$24,713
General Electric Cap Corp	2.850	1/30/2006	25,000	24,821
John Deere Capital Corp	6.000	2/15/2009	25,000	26,171
Lehman Brothers Holdings, Inc.	8.500	8/1/2015	45,000	55,120
Merrill Lynch & Company, Inc.	6.250	10/15/2008	30,000	31,512
				$162,337
Services (9.0%)
Industrial
General Motors Corporation	6.250	5/1/2005	25,000	$24,994
IBM	5.375	2/1/2009	25,000	25,848
				$50,842
Telecommunications
AT&T Capital Corp	6.600	5/15/2005	20,000	$20,039
				$20,039

TOTAL CORPORATE BONDS (COST: $334,078)				$345,786

MUTUAL FUNDS (8.1%)
MFS Intermediate Income Trust			5,000	$31,950
Putnam Premier Income Trust			5,000	31,500
TOTAL MUTUAL FUNDS (COST: $63,800)				$63,450

TOTAL INVESTMENT IN SECURITIES (COST: $657,786)				$678,418

OTHER ASSETS LESS LIABILITIES				108,891

NET ASSETS				$787,309

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody/S&P	Coupon	Maturity	Principal Amount	Market Value

CORPORATE BONDS (91.6%)

Aerospace & Defense (3.1%)
Spacehab	NR/NR	8.000%	10/15/07	$1,095,000	$933,488
					933,488

Building (0.8%)
Standard Pacific Corporation	Ba/BB	6.250	4/1/14	243,000	230,850
					230,850

Casino Hotels (1.7%)
Magna Entertainment	NR/NR	7.250	12/15/09	526,000	523,370
					523,370

Computers (4.3%)
Safeguard Scientifics	NR/NR	2.625	3/15/24	1,822,000	1,275,400
					1,275,400

Electronic Comp-Semicon (4.3%)
Amkor Technologies, Inc.	B-3/B	7.750	5/15/13	1,532,000	1,286,880
					1,286,880

Finance (6.9%)
Athena Neuro Finance	B-3/B	7.250	2/21/08	956,000	800,650
Labranche & Company	Ba-1/B	11.000	5/15/12	1,182,000	1,252,920
					2,053,570

Food (2.2%)
Marsh Supermarkets	B-3/CCC+	8.875	8/1/07	652,000	648,740
					648,740

Marine Services (3.8%)
Great Lakes Dredge & Dock	Caa-3/CCC	7.750	12/15/13	1,378,000	1,143,740
					1,143,740

Medical (4.1%)
Tenet Healthcare	B-3/B	6.875	11/15/31	1,542,000	1,233,600
					1,233,600

Oil (10.3%)
Callon Petroleum	NR/NR	9.750	12/8/10	981,000	1,034,955
Mission Resources Corp	Caa-/CCC	9.875	4/1/11	864,000	920,160
United Refining	B-3/B-	10.500	8/15/12	1,138,000	1,143,690
					3,098,805

Recreational Centers (7.4%)
Bally Total Fitness	Caa-1/CCC	10.500	7/15/11	1,298,000	1,278,530
Town Sports International	B/B-	9.625	4/15/11	883,000	927,150
					2,205,680

Resorts (4.3%)
Six Flags Inc.	Caa-1/CCC	8.875	2/1/10	173,000	162,620
Six Flags Inc.	Caa-1/CCC	9.750	4/15/13	1,208,000	1,126,460
					1,289,080

Retail (5.0%)
Dillards, Inc.	B/BB	7.750	5/15/27	120,000	125,400
Dillards, Inc.	B/BB	7.000	12/1/28	129,000	125,130
Toys R Us	Ba/BB	7.375	10/15/18	1,498,000	1,250,830
					1,501,360

Storage/Warehousing (0.5%)
Mobile Mini Inc.	B/BB-	9.500	7/1/13	128,000	144,000
					144,000

Telecom Services (27.9%)
American Cellular Corporation	Caa-1/B-	10.000	8/1/11	1,381,000	1,270,520
Ciena Corporation	B/B	3.750	2/1/08	1,500,000	1,280,625
Dobson Communications	Ca/CCC	10.875	7/1/10	1,048,000	927,480
Dobson Communications CP	Ca/CCC	8.875	10/1/13	220,000	172,700
PacWest Telecom Inc.	NR/NR	13.500	2/1/09	180,000	182,700
Time Warner Telecom	B-3/CCC+	9.750	7/15/08	977,000	952,575
US West Communications	Ba-3/BB-	8.875	6/1/31	1,204,000	1,210,020
Level 3 Communications Inc.	Ca/CC	9.125	5/1/08	681,000	566,933
Level 3 Communications Inc.	Ca/CC	11.000	3/15/08	599,000	534,608
MCI Inc.	B/B+	8.735	5/1/14	1,150,000	1,265,000
					8,363,160

Textile (4.4%)
Unifi Inc.	Caa-/B-	6.500	2/1/08	1,576,000	1,312,020
					1,312,020

Wireless Equipment (0.6%)
Crown Castle Intl. Corp.	B-3/CCC+	7.500	12/1/13	75,000	82,313
Crown Castle International	B-3/CCC+	7.500	12/1/13	100,000	109,750
					192,063

TOTAL CORPORATE BONDS (COST: $27,819,641)					$27,435,805

SHORT-TERM SECURITIES (6.4%)
Wells Fargo Cash Investment Money Market					$990,000
Wells Fargo Treasury Plus Money Market					933,643
TOTAL SHORT-TERM SECURITIES (COST: $1,923,643)					$1,923,643

TOTAL INVESTMENTS IN SECURITIES (COST: $29,743,284)					$29,359,448

OTHER ASSETS LESS LIABILITIES					592,071

NET ASSETS					$29,951,519

NA - Not Available

Integrity Municipal Fund
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market vaule of each	Rating	Coupon		Principal	Market
investment category to total net assets	Moody/S&P	Rate	Maturity	Amount	Value

STATE MUNICIPAL BONDS (92.1%)

Anchorage, Alaska (Water Rev.) MBIA	Aaa/AAA	5.125%	05/01/29	$25,000	$25,964
Total Alaska Municipal Bonds (2.7%)					25,964

*Coconino Cnty. AZ. (Community College) MBIA	Aaa/AAA	4.750	07/01/17	50,000	50,950
#Maricopa Cnty. AZ. (Palo Verde Project) AMBAC	Aaa/AAA	5.050	05/01/29	50,000	51,906
Oro Valley, AZ. (Municipal Water Proj.) MBIA	Aaa/AAA	5.000	07/01/28	40,000	41,355
Salt River Proj. AZ (Ag Imp & Power Elec. Sys.)	Aa/AA	5.000	01/01/24	25,000	26,160
#Scottsdale, AZ General Obligation	Aaa/AAA	5.000	07/01/24	25,000	26,555
Total Arizona Municipal Bonds (20.8%)					196,926

#Colorado Springs, CO Utility Rev.	Aa/AA	5.000	11/15/27	25,000	25,198
Total Colorado Municipal Bonds (2.6%)					25,198

Marco Island, FL (Utility Rev.) MBIA	Aaa/AAA	5.000	10/01/27	25,000	25,915
Tampa, FL Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/26	50,000	51,560
Total Florida Municipal Bonds (8.1%)					77,475

#Illinois State General Obligation	Aa-3/AA	5.000	06/01/28	25,000	25,685
Total Illinois Municipal Bonds (2.7%)					25,685

*Michigan St. Bldg. Rev.	Aa-3/AA	5.000	10/15/24	25,000	25,864
Total Michigan Municipal Bonds (2.7%)					25,864

#Minneapolis & St Paul, MN (Airport Rev.) MBIA	Aaa/AAA	5.000	01/01/28	30,000	30,914
Total Minnesota Municipal Bonds (3.2%)					30,914

New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	25,000	25,347
Total New Hampshire Municipal Bonds (2.7%)					25,347

New Jersey State Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	01/01/21	35,000	36,654
Total New Jersey Municipal Bonds (3.8%)					36,654

#Metropolitan Transit Auth. NY FSA	Aaa/AAA	5.000	11/15/27	25,000	25,962
*New York, NY G.O.	A/A	5.000	10/15/29	25,000	25,393
Total New York Municipal Bonds (5.4%)					51,355

#Franklin Cty, OH Hosp. Rev. (Ohio Health) MBIA	Aaa/AAA	5.000	05/15/28	25,000	25,729
*Ohio State (Turnpike Rev.) AMBAC	Aaa/AAA	5.250	02/15/31	30,000	31,298
#University of Cincinnati, Ohio FGIC	Aaa/AAA	5.000	06/01/31	30,000	30,768
Total Ohio Municipal Bonds (9.2%)					87,795

#Claremore, OK (Public Works Rev.) FSA	Aaa/AAA	5.000	06/01/29	40,000	41,350
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	25,000	25,731
Total Oklahoma Municipal Bonds (7.0%)					67,081

Amarillo, TX (Independent School District) PSF	Aaa/AAA	5.000	02/01/26	25,000	25,625
*El Paso, TX School District PSF	NR/AAA	5.125	08/15/29	20,000	20,646
San Antonio, TX Water Rev. FGIC	Aaa/AAA	5.125	05/15/29	25,000	25,926
Total Texas Municipal Bonds (7.6%)					72,197

Utah St. University (Student Building) MBIA	Aaa/AAA	5.000	04/01/26	25,000	25,799
Total Utah Municipal Bonds (2.7%)					25,799

Bremerton, WA. G.O. AMBAC	Aaa/NR	5.250	12/01/27	25,000	26,387
King County, WA (Public Transportation Sales Tax) MBIA	Aaa/AAA	5.000	06/01/25	25,000	25,937
Seattle, WA G.O.	Aa-1/AAA	5.000	08/01/26	25,000	25,605
Total Washington Municipal Bonds (8.2%)					77,929

*Wisconsin ST. Health & Ed. Facs. (Prohealth Care) AMBAC	Aaa/AAA	5.125	08/15/28	25,000	25,586
Total Wisconsin Municipal Bonds (2.7%)					25,586

TOTAL MUNICIPAL BONDS (COST: $859,268)					$877,769

TOTAL INVESTMENTS IN SECURITIES (COST: $859,268)					$877,769
OTHER ASSETS LESS LIABILITIES					75,272
NET ASSETS					$953,041

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin purchased.
Non-rated (NR) securities in the Fund were investment grade when purchased.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: May 20, 2005